Revenue and segment reporting - (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	¥ 1,499,025	¥ 1,169,348	¥ 853,295
Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,304,361
Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	194,664
K-12 educational services [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,217,007	1,093,933	¥ 853,295
Educational training services [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	144,188	36,395
Study trip services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	81,495	13,791
Education And Management Services [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	40,942	19,021
Others [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	¥ 15,393	¥ 6,208